State Street SPDR Portfolio Developed World ex-US ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Developed Ex-U.S. BMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	34.35%		8.57%		8.46%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR Portfolio Developed World ex-US ETF
Prospectus [Line Items]
Average Annual Return, Percent	34.47%		8.94%		8.64%
State Street SPDR Portfolio Developed World ex-US ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.17%		8.09%		7.86%
State Street SPDR Portfolio Developed World ex-US ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.90%		6.85%		6.81%